Vessels held for sale (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Capital Leased Assets [Line Items]
Total	$ 15,195,595	$ 37,083,985
Vessels held for sale [Member]
Capital Leased Assets [Line Items]
Vessels held for sale	$ 15,195,595	$ 37,083,985